Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($) $ / shares shares	Dec. 31, 2016 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 261,492	$ 5,140,052	$ 4,347,031	$ 3,872,735
Non-aeronautical services	82,695	1,625,497	1,456,338	1,332,762
Construction services	58,072	1,141,505	1,326,458	344,772
Total revenues	402,259	7,907,054	7,129,827	5,550,269
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	49,749	977,896	981,065	900,141
Major maintenance provision	12,649	248,636	291,038	262,871
Cost of construction	58,072	1,141,505	1,326,458	344,772
Administrative expenses	28,649	563,151	587,917	642,345
Right to use airport facilities	16,238	319,180	271,331	244,215
Technical assistance fees	8,781	172,610	135,074	117,987
Depreciation and amortization	17,894	351,745	299,205	276,634
Other income, net	(10)	(205)	(1,380)	(22,250)
Total operating costs and expenses	192,022	3,774,518	3,890,708	2,766,715
Operating income	210,237	4,132,536	3,239,119	2,783,554
Interest expense	16,562	325,557	352,822	330,694
Interest income	(9,874)	(194,091)	(127,290)	(199,600)
Exchange loss, net	788	15,488	63,072	29,177
Total non-operating loss	7,476	146,954	288,604	160,271
Income before income taxes	202,761	3,985,582	2,950,515	2,623,283
Income tax expense	57,050	1,121,403	813,073	746,782
Consolidated net income for the year	145,711	2,864,179	2,137,442	1,876,501
Items that will not be subsequently reclassified to profit or loss:
Actuarial gain (loss) on labor obligations	1,230	24,173	(4,199)	3,533
Income tax relating to actuarial loss (gain) on labor obligations	0	(4)	1,260	(1,060)
Total other comprehensive income (loss)	1,230	24,169	(2,939)	2,473
Total comprehensive income for the year	146,941	2,888,348	2,134,503	1,878,974
Consolidated net income attributable to:
Controlling interest	145,082	2,851,822	2,127,576	1,870,187
Non-controlling interest	629	12,357	9,866	6,314
Comprehensive income attributable to:
Controlling interest	146,312	2,875,991	2,124,637	1,872,660
Non-controlling interest	$ 629	$ 12,357	$ 9,866	$ 6,314
Basic and diluted earnings per share of controlling interest | (per share)	$ 0.3687	$ 7.2483	$ 5.4046	$ 4.7614
Weighted average shares outstanding	393,446,466	393,446,466	393,660,889	392,784,322